Transition disclosures - Movement in loans and advances at amortsed cost (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	[1]	£ 317,744.0
Disposal of business	[1]	(184,655.0)
Movement during the period	[1]	1,731.0
Closing balance	[1]	134,820.0
Credit impairment charges and other provisions		156.0	£ 656.0
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions		202.0
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	[1]	324,846.0
Disposal of business	[1]	(187,591.0)
Movement during the period	[1]	1,510.0
Closing balance	[1]	138,765.0
Allowance account for credit losses of financial assets		143.0
Gross exposure [member] | Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions		263.7
Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	[1]	7,102.0
Disposal of business	[1]	(2,936.0)
Movement during the period	[1]	(221.0)
Closing balance	[1]	3,945.0
Allowance account for credit losses of financial assets		£ 7.0

[1]

Other financial assets on balance sheet subject to impairment not included in the table above include cash collateral and settlement balances and financial assets at fair value th rough other comprehensive income. These have a total gross exposure of £143.7bn and impairment allowance of £7m. In addition, there are off-balance sheet loan commitments and financial guarantee contracts with a gross exposure of £263.7bn and provision of £202m .